SCHEDULE OF TAXED PAYABLE (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Total taxes payable	$ 2,523,163	$ 2,718,687	$ 1,239,708
Income Tax [Member]
Total taxes payable		1,296,206	576,098
Value Added Tax VAT [Member]
Total taxes payable		1,338,800	572,306
Other Taxes [Member]
Total taxes payable		$ 83,681	$ 91,304